Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted net income (loss) per ordinary shares	$ 0.01	$ 0.00	$ 0.00	$ 0.12
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted net income (loss) per ordinary shares	$ 0.01	$ 0.00	$ 0.00	$ 0.12